Expense Example - Class A Inst R6 Shares - Goldman Sachs Enhanced Dividend Global Equity Portfolio	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Institutional Shares 1 Year	Institutional Shares 3 Years	Institutional Shares 5 Years	Institutional Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years
USD ($)	675	961	1,267	2,133	99	323	565	1,258	98	320	559	1,247